NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Derivative Financial Instruments (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2021	Aug. 24, 2021	Jul. 22, 2021	May 19, 2021	Mar. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Fair value (in thousands of euros)	€ 0					€ 129	€ 0
Fair value (in thousands of euros)	€ 0					€ 288	€ 0
Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes outstanding (in shares)	0					48
Estimated conversion price (in euro per share)	€ 0					€ 6.75
Expected term						1 month
Fair value (in thousands of euros)	€ 0					€ 129
Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term	1 year					2 years
Number of warrants attached to convertible notes outstanding (in shares)	303,030					168,350
Price of underlying share (euro per share)	€ 2.12					€ 7.11
Expected dividends	0.00%					0.00%
Volatility	47.00%					58.11%
Fair value (in thousands of euros)	€ 0					€ 288
Tranche six | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)					60
Estimated conversion price (in euro per share)					€ 6.94
Expected term					1 month
Fair value (in thousands of euros)					€ 160
Tranche six | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term					1 year 10 months
Number of warrants (in shares)					33,670
Price of underlying share (euro per share)					€ 7.30
Expected dividends					0.00%
Volatility					58.40%
Fair value (in thousands of euros)					€ 59
Tranche seven | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)				60
Estimated conversion price (in euro per share)				€ 4.87
Expected term				1 month
Fair value (in thousands of euros)				€ 160
Tranche seven | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term				1 year 7 months
Number of warrants (in shares)				33,670
Price of underlying share (euro per share)				€ 5.13
Expected dividends				0.00%
Volatility				62.24%
Fair value (in thousands of euros)				€ 25
Tranche eight | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)			60
Estimated conversion price (in euro per share)			€ 3.99
Expected term			1 month
Fair value (in thousands of euros)			€ 162
Tranche eight | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term			1 year 6 months
Number of warrants (in shares)			33,670
Price of underlying share (euro per share)			€ 4.20
Expected dividends			0.00%
Volatility			61.13%
Fair value (in thousands of euros)			€ 11
Tranche nine | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)		60
Estimated conversion price (in euro per share)		€ 4.84
Expected term		1 month
Fair value (in thousands of euros)		€ 161
Tranche nine | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term		1 year 4 months
Number of warrants (in shares)		33,670
Price of underlying share (euro per share)		€ 5.09
Expected dividends		0.00%
Volatility		61.37%
Fair value (in thousands of euros)		€ 19